UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

            		FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2009

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
					 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 	Eagle Capital Management, L.L.C.
Address:	499 Park Avenue
		New York, New York 10022

13F File Number:	28-4988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ravenel B. Curry, III
Title:		Managing Director
Phone:		212-293-4006
Signature, Place, and Date of Signing:
    Ravenel B. Curry, III    New York, New York  February 16, 2010

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[    ]	13F NOTICE.

[    ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	60

Form 13F Information Table Value Total: $5,609,668,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101   209259  2531259 SH       Sole                  2186784            344475
Alleghany Corp                 COM              017175100    68579   248473 SH       Sole                   208107             40366
Altera Corporation             COM              021441100   239001 10561241 SH       Sole                  9279351           1281890
American Express               COM              025816109   139769  3449394 SH       Sole                  3005442            443952
Apache Corp                    COM              037411105   137791  1335568 SH       Sole                  1150785            184783
Ascent Media Corporation Cl A  COM              043632108     3373   132116 SH       Sole                   124202              7914
Berkley W R Corp               COM              084423102   106588  4325819 SH       Sole                  3753768            572051
Berkshire Hathaway Class B     COM              084670702      864      263 SH       Sole                      263
Boeing Co                      COM              097023105      298     5500 SH       Sole                     5500
Borg Warner Inc                COM              099724106     1063    32000 SH       Sole                    32000
Chubb Corp                     COM              171232101      295     6000 SH       Sole                     6000
Cimarex Energy Co              COM              171798101     8598   162325 SH       Sole                   162325
Coca Cola Co                   COM              191216100   322422  5656527 SH       Sole                  4987342            669185
Comcast Corp Cl A              COM              20030N101     3124   185261 SH       Sole                   172161             13100
Comcast Corp Special Cl A      COM              20030N200   304147 18997335 SH       Sole                 16657012           2340323
ConocoPhillips                 COM              20825c104     1414    27685 SH       Sole                    27685
Costco Wholesale Corp          COM              22160K105     1192    20150 SH       Sole                    20150
DigitalGlobe Incorporated      COM              25389m877     9542   394300 SH       Sole                   184800            209500
DirecTV                        COM              25490a101   204844  6142238 SH       Sole                  5351015            791223
Discovery Communications Cl A  COM              25470f104    15442   503476 SH       Sole                   457508             45968
Discovery Communications Cl C  COM              25470f302    65163  2457135 SH       Sole                  2193903            263232
Dish Network Corp              COM              25470m109      312    15000 SH       Sole                    15000
Dresser-Rand Group Inc         COM              261608103    62712  1983940 SH       Sole                  1735640            248300
EOG Resources Inc              COM              26875P101      224     2300 SH       Sole                     2300
Ecolab Inc                     COM              278865100   246797  5536044 SH       Sole                  4770319            765725
Education Management Corp      COM              28140M103    25993  1180950 SH       Sole                  1067550            113400
Electronic Arts                COM              285512109      238    13400 SH       Sole                    13400
Fidelity National Information  COM              31620m106    60820  2594730 SH       Sole                  2251175            343555
General Electric Company       COM              369604103      281    18600 SH       Sole                    18600
IShares Russell 1000 Value     COM              464287598      580    10100 SH       Sole                    10100
L-3 Communications Holdings In COM              502424104   138670  1594824 SH       Sole                  1402384            192440
Liberty Global Inc A           COM              530555101    42319  1933257 SH       Sole                  1656455            276802
Liberty Global Inc Ser C       COM              530555309   220120 10069512 SH       Sole                  8760527           1308985
Liberty Media Corp Cap Ser A   COM              53071M302    26152  1095153 SH       Sole                  1029635             65518
Liberty Media Corp Interactive COM              53071M104    43738  4034916 SH       Sole                  3687331            347585
Liberty Media-Starz Series A   COM              53071m708    28429   616006 SH       Sole                   536898             79108
McDonald's Corp                COM              580135101    60304   965785 SH       Sole                   848110            117675
Microsoft Corp                 COM              594918104   340531 11172276 SH       Sole                  9838876           1333400
Millipore Corp                 COM              601073109    93164  1287682 SH       Sole                  1223612             64070
Monsanto Co                    COM              61166W101      262     3200 SH       Sole                     3200
National Instruments Corp      COM              636518102    77215  2621905 SH       Sole                  2445592            176313
Nestle S A Rep RG SH ADR       COM              641069406   104618  2154359 SH       Sole                  1842988            311371
Newfield Exploration Co        COM              651290108   188400  3906278 SH       Sole                  3416290            489988
News Corp Ltd Class A          COM              65248E104   197509 14427224 SH       Sole                 12523864           1903360
Noble Energy Inc               COM              655044105   145679  2045475 SH       Sole                  1744359            301116
Praxair Inc                    COM              74005P104   259980  3237212 SH       Sole                  2817069            420143
Progressive Corp               COM              743315103   114987  6391717 SH       Sole                  5614667            777050
SLM Corp                       COM              78442p106     1517   134600 SH       Sole                   134600
SPDR Trust Series 1            COM              78462F103     4747    42600 SH       Sole                    42600
Schlumberger Limited           COM              806857108      712    10941 SH       Sole                    10941
Scripps Networks Inter-Cl A    COM              811065101     1195    28800 SH       Sole                    28800
Teva Pharmaceutical ADR        COM              881624209    96758  1722292 SH       Sole                  1388692            333600
Thermo Fisher Scientific Inc   COM              883556102   116258  2437785 SH       Sole                  2134760            303025
UnitedHealth Group Inc         COM              91324P102   243831  7999703 SH       Sole                  6895909           1103794
Verisk Analytics Inc Cl A      COM              92345Y106     7116   235000 SH       Sole                   215500             19500
Wal-Mart Stores Inc            COM              931142103   297157  5559527 SH       Sole                  4853022            706505
Waste Management Inc           COM              94106L109   259778  7683481 SH       Sole                  6716225            967256
White Mountains Insurance Grou COM              g9618e107      318      955 SH       Sole                      955
Willis Group Holdings PLC      COM              g96666105   170523  6464103 SH       Sole                  5669988            794115
Yahoo! Inc                     COM              984332106    86958  5182225 SH       Sole                  4516243            665982